CHANGES IN LIABILITIES FROM FINANCING ACTIVITIES	12 Months Ended
Dec. 31, 2025
CHANGES IN LIABILITIES FROM FINANCING ACTIVITIES
CHANGES IN LIABILITIES FROM FINANCING ACTIVITIES
19.	CHANGES IN LIABILITIES FROM FINANCING ACTIVITIES

	January 1,	Cash				December 31,
	2025	Flows	Non–cash changes			2025
			Acquisition/		Interest
			Amendment	Conversion	accretion/accruals
	$	$	$	$	$	$
Secured convertible debenture	4,481,066	—	—	(4,852,488)	371,422	—
Lease liabilities	54,601	(79,370)	212,071	—	24,792	212,094
Loan payable	—	690,446	—	—	28,472	718,918
Total	4,535,667	611,076	212,071	(4,852,488)	424,686	931,012

	January 1,			Non–cash	December 31,
	2024	Acquisition	Cash Flows	changes	2024
				Interest
				accretion/accruals
	$	$	$	$	$
Secured convertible debenture	4,236,848	—	(33,000)	277,218	4,481,066
Lease liabilities	16,353	64,476	(31,975)	5,747	54,601
Total	4,253,201	64,476	(64,975)	282,965	4,535,667